Derivative Financial Instruments (Narrative) (Detail) - JPY (¥) ¥ in Billions		6 Months Ended		12 Months Ended
		Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015
General Cash Flow Hedge Information:
Derivative, Notional Amount	[1]	¥ 1,404,500.0		¥ 1,339,500.0
Credit Derivatives:
Carrying value of credit protection, offsetting with purchased protection with identical underlying referenced entities		22.0		35.0
Notional amounts of credit protection, offsetting with purchased protection with identical underlying referenced entities		2,711.0		2,928.0
Credit Risk, Liquidity Risk and Credit-risk-related Contingent Features:
Aggregate fair value of derivative instruments with credit-risk-related contingent features in a liability position		1,900.0		2,200.0
Aggregate fair value of derivative instruments with credit-risk-related contingent features in a liability position, posted collateral		309.0		299.0
Additional collateral amount which could be requested if the MUFG Group's debt falls below investment grade		128.0		132.0
Early termination amount which could be requested if the MUFG Group's debt falls below investment grade		¥ 92.0		¥ 125.0
MUAH [Member]
General Cash Flow Hedge Information:
Approximate amount of income expected to be reclassified to net interest income			¥ 18.3
Fair Value Hedges:
Type of fair value hedging instruments used in interest rate hedging strategy			Interest rate swaps
Objective for interest rate hedging strategy			Mitigates the changes in fair value of the hedged liability caused by changes in the designated benchmark interest rate, U.S. dollar LIBOR
MUAH [Member] | Interest Rate Swap [Member]
General Cash Flow Hedge Information:
Derivative, Description of hedged item			Benchmark interest rate on the London Interbank Offered Rate ("LIBOR") indexed loans
MUAH [Member] | Interest Rate Swap [Member] | Maximum [Member]
Fair Value Hedges:
Gains (losses) on the hedging instruments			¥ 1.0
Gains (losses) on the hedged liability			(1.0)
MUAH [Member] | Cash Flow Hedging [Member] | Interest Rate Swap [Member]
General Cash Flow Hedge Information:
Derivative, Notional Amount			¥ 1,711.2
MUAH [Member] | Cash Flow Hedging [Member] | Interest Rate Swap [Member] | Weighted Average [Member]
General Cash Flow Hedge Information:
Remaining life of the active cash flow hedges, in years			3 years 6 months

[1]	Includes both written and purchased positions.